As filed with the U.S. Securities and Exchange Commission on August 28, 2026

File No. 333-238109
File No. 811-23568

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 55	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 58	☒

GABELLI ETFs TRUST

(Exact Name of Registrant as Specified in Charter)

One Corporate Center, Rye, New York 10580-1422
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 1-800-422-3554

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and Address of Agent for Service)

Copies to:

Gabelli ETFs Trust One Corporate Center Rye, New York 10580-1422	Michael R. Rosella, Esq. Paul Hastings LLP 200 Park Avenue New York, New York 10166

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	On September 28, 2026, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on _____________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

The Post-Effective Amendment No. 33 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on January 26, 2026, and would become effective 75 days thereafter, pursuant to Rule 485(a)(2).

The Post-Effective Amendment No. 38 was filed pursuant to Rule 485(b)(1)(iii) on April 10, 2026, for the sole purpose of designating April 27, 2026, as the new date upon which the registration statement for the Gabelli Renaissance in Industrial Technology ETF, a series of Gabelli ETFs Trust (the “GRIT ETF”), would become effective.

The Post-Effective Amendment No. 40 was filed pursuant to Rule 485(b)(1)(iii) on April 24, 2026, for the sole purpose of designating April 30, 2026, as the new date upon which the registration statement for the GRIT ETF would become effective.

The Post-Effective Amendment No. 41 was filed pursuant to Rule 485(b)(1)(iii) on April 29, 2026, for the sole purpose of designating May 8, 2026, as the new date upon which the registration statement for the GRIT ETF would become effective.

The Post-Effective Amendment No. 43 was filed pursuant to Rule 485(b)(1)(iii) on May 7, 2026 for the sole purpose of designating May 15, 2026, as the new date upon which the registration statement for the GRIT ETF shall become effective.

The Post-Effective Amendment No. 44 was filed pursuant to Rule 485(b)(1)(iii) on May 14, 2026 for the sole purpose of designating May 22, 2026, as the new date upon which the registration statement for the GRIT ETF shall become effective.

The Post-Effective Amendment No. 45 was filed pursuant to Rule 485(b)(1)(iii) on May 21, 2026 for the sole purpose of designating May 29, 2026, as the new date upon which the registration statement for the GRIT ETF shall become effective.

The Post-Effective Amendment No. 47 was filed pursuant to Rule 485(b)(1)(iii) on May 28, 2026 for the sole purpose of designating June 5, 2026 as the new date upon which the registration statement for the GRIT ETF shall become effective.

The Post-Effective Amendment No. 48 was filed pursuant to Rule 485(b)(1)(iii) on June 4, 2026 for the sole purpose of designating June 19, 2026 as the new date upon which the registration statement for the GRIT ETF shall become effective.

The Post-Effective Amendment No. 49 was filed pursuant to Rule 485(b)(1)(iii) on June 18, 2026 for the sole purpose of designating July 2, 2026 as the new date upon which the registration statement for the GRIT ETF shall become effective.

The Post-Effective Amendment No. 51 was filed pursuant to Rule 485(b)(1)(iii) on July 1, 2026 for the sole purpose of designating July 31, 2026 as the new date upon which the registration statement for the GRIT ETF shall become effective.

The Post-Effective Amendment No. 53 was filed pursuant to Rule 485(b)(1)(iii) on July 30 for the sole purpose of designating August 29, 2026 as the new date upon which the registration statement for the GRIT ETF shall become effective.

This Post-Effective Amendment No. 55 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 28, 2026 as the new date upon which the registration statement for the GRIT ETF shall become effective.

This Post-Effective Amendment No. 55 incorporates by reference the information contained in Parts A and B of the Amendment. The Part C contained in Post-Effective Amendment No. 42, which was filed on April 30, 2026, is also incorporated by reference. This filing relates solely to the GRIT ETF. No information contained herein is intended to supersede or amend any prior filing relating to any other series of Gabelli ETFs Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 55 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rye and State of New York, on the 28th day of August, 2026.

Gabelli ETFs Trust

By:	/s/ John C. Ball
Name:	John C. Ball
Title:	President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to its Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ John C. Ball	President, Treasurer	August 28, 2026
John C. Ball	(Principal Executive, Financial and Accounting Officer)

Christopher J. Marangi*	Trustee	August 28, 2026
Christopher J. Marangi

Agnes Mullady*	Trustee	August 28, 2026
Agnes Mullady

John Birch*	Trustee	August 28, 2026
John Birch

Anthony S. Colavita*	Trustee	August 28, 2026
Anthony S. Colavita

Leslie F. Foley*	Trustee	August 28, 2026
Leslie F. Foley

Michael Ferrantino*	Trustee	August 28, 2026
Michael Ferrantino

Michael J. Melarkey*	Trustee	August 28, 2026
Michael J. Melarkey

Salvatore J. Zizza*	Trustee	August 28, 2026
Salvatore J. Zizza

*By:	/s/ John C. Ball
John C. Ball
Attorney-in-fact